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
                UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
          Washington, DC 20549
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
                                  Form 13F
                        Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December31, 2011
Check here if Amendment  [ ];               Amendment Number:
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings entries.
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Institutional Investment Manager Filing this Report:

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
Name:    PEAK6 Capital Management LLC
Address: 141 W. Jackson Boulevard, Suite 500
         Chicago, IL 60604
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Form 13F File Number: 028-12348

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:   John Hass
Title:  Limited Partner of Managing Member
Phone:  312-362-2550
Signature, Place, and Date of Signing:
       John Hass                Chicago, IL     02/15/2012
        [Signature]               [City, State] [Date]
Report type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
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[X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

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
Form 13F File Number Name
028-12352            PEAK6 Investments, L.P.
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